N-2	Sep. 28, 2026
Cover [Abstract]
Entity Central Index Key	0001843162
Amendment Flag	true
Amendment Description	The purpose of this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (File No 333-295756) of Chicago Atlantic BDC, Inc. (the “Registration Statement”) is to update certain exhibits. Accordingly, this Pre-Effective Amendment No. 2 consists only of the facing page, this explanatory note and Part C of the Registration Statement setting forth the exhibits to the Registration Statement. This Pre-Effective Amendment No. 2 does not modify any other part of the Registration Statement. The prospectus and financial statements are unchanged, have been omitted, and are incorporated by reference.
Entity Inv Company Type	N-2
Securities Act File Number	333-295756
Investment Company Act File Number	814-01383
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Investment Company Act Registration	true
Entity Registrant Name	CHICAGO ATLANTIC BDC, INC.
Entity Address, Address Line One	600 Madison Avenue
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	312
Local Phone Number	625-9295
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	true
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	false
Business Development Company [Flag]	true
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	600 Madison Avenue
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	312
Local Phone Number	625-9295
Contact Personnel Name	Peter Sack